CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tables)	12 Months Ended
Jun. 30, 2019
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
Schedule of pledged and restricted assets

Pledged and restricted assets at June 30, 2019 are as follows:

Detail	Asset value	Type of restriction
IT equipment	77,760	Leasing
Machinery and equipment	528,798	Leasing
Machinery and equipment	158,080	Leasing
Vehicles	119,728	Leasing
Other financial assets	4,327,275	Collateral (a)
Unicred S.A.	173,658	Custody checks (b)
Macro	573,991	Custody checks (c)
Santander Rio	3,093,478	Custody checks (d)
Finares SA	176,440	Custody checks (e)
Itau	1,594,459	Custody checks (f)
Compass Latam & Odisea	16,037,769	Securty Collateral and Mortgage (g)
Totals	26,861,436

a)Rizobacter entered into a USD 45 million syndicated loan and signed a guarantee and pledge. On July 3, 2018 Rizobacter granted a pledge of a fixed-term certificate at Banco Galicia for an amount of USD 4,298,101.

b)In the months November, December and January, a loan was made by the Unicred Financial for a total amount of USD 1,038,883 guaranteed with third-party checks whose maturity is subsequent to the maturity of the loan.

c)In June, loans were made by the Macro Bank for USD 500,000 guaranteed with third-party checks.

d)In December, a loan was made by Santander Rio Bank for an amount of USD 3,500,000 guaranteed with third-party checks.

e)In January, a loan was made by Finares SA for a value of USD 285,000 guaranteed with third party checks.

f)In February, loans were made by Banco Itaú for USD 2,500,000 guaranteed with third-party checks.

g)In April, the Group issued Negotiable Obligations worth USD 16,000,000, guaranteeing compliance with a first-degree mortgage of real estate assets of equal value and a pledge on the shares representing 10% of the holding of Rasa Holding LLC in the capital of Rizobacter Argentina SA